Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2025
Equity Compensation Plan Arrangement [Abstract]
Summary of Company's Non-Vested Restricted Shares
A summary of the status of
the Company’s non-vested restricted
shares as of 2023, 2024 and 2025, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2023	190,476	5.25
Granted	1,585,311	2.42
Vested	(235,434)	(3.64)

Non-vested, December 31, 2023	1,540,353	2.58
Granted	426,253	3.60
Vested	(882,992)	(2.72)
Forfeited	(4,901)	(2.55)

Non-vested, December 31, 2024	1,078,713	2.87
Granted	823,494	3.10
Vested	(863,086)	(2.18)
Forfeited	(2,500)	(3.60)

Non-vested, December 31, 2025	1,036,621	3.63

Summary of the Company's Non-Vested Stock Option Activity and Related Information
A summary of the Company’s
non-vested stock
option activity and related information for the years ended December 31, 2023, 2024 and 2025, is as follows:

	December 31, 2025
	Option shares #	Weighted- Average Exercise Price $
Outstanding, January 1, 2023	—	—

Granted	631,250	1.60

Outstanding, December 31, 2023	631,250	1.60

Exercisable, December 31, 2023	—	—

Granted	111,000	3.60

Exercised	(296,875)	1.60

Outstanding, December 31, 2024	445,375	2.10

Exercisable, December 31, 2024	18,750	1.60

Granted	611,503	3.11
Exercised	(346,875)	1.89

Outstanding, December 31, 2025	710,003	3.07

Exercisable, December 31, 2025	43,000	1.86